Eaton Vance

Growth Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.	76,192	$2,556,241
Raytheon Technologies Corp.	31,944	1,838,058

		$4,394,299

Auto Components — 0.6%
Aptiv PLC	25,285	$2,318,129

		$2,318,129

Banks — 1.8%
Bank of America Corp.	154,228	$3,715,353
JPMorgan Chase & Co.	29,908	2,879,243

		$6,594,596

Beverages — 1.3%
Constellation Brands, Inc., Class A	13,884	$2,631,157
PepsiCo, Inc.	14,900	2,065,140

		$4,696,297

Biotechnology — 4.5%
AbbVie, Inc.	48,028	$4,206,772
Amgen, Inc.	18,468	4,693,827
Argenx SE ADR(1)	11,534	3,027,906
Immunovant, Inc.(1)	38,669	1,360,762
Vertex Pharmaceuticals, Inc.(1)	11,442	3,113,597

		$16,402,864

Building Products — 0.5%
Trane Technologies PLC	14,575	$1,767,219

		$1,767,219

Capital Markets — 0.9%
Charles Schwab Corp. (The)	89,249	$3,233,491

		$3,233,491

Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	25,315	$2,627,697

		$2,627,697

Containers & Packaging — 0.6%
Avery Dennison Corp.	16,570	$2,118,309

		$2,118,309

Security	Shares	Value
Electrical Equipment — 1.2%
AMETEK, Inc.	44,928	$4,465,843

		$4,465,843

Electronic Equipment, Instruments & Components — 1.4%
Zebra Technologies Corp., Class A(1)	19,391	$4,895,452

		$4,895,452

Entertainment — 2.7%
Netflix, Inc.(1)	14,477	$7,238,934
Walt Disney Co. (The)	21,319	2,645,262

		$9,884,196

Food & Staples Retailing — 0.9%
Sysco Corp.	50,393	$3,135,452

		$3,135,452

Food Products — 1.0%
Mondelez International, Inc., Class A	63,002	$3,619,465

		$3,619,465

Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	28,059	$3,053,661
Boston Scientific Corp.(1)	100,653	3,845,951
Haemonetics Corp.(1)	43,405	3,787,086
Intuitive Surgical, Inc.(1)	7,963	5,650,067
Tandem Diabetes Care, Inc.(1)	19,566	2,220,741

		$18,557,506

Health Care Providers & Services — 3.1%
Centene Corp.(1)	56,590	$3,300,895
UnitedHealth Group, Inc.	25,597	7,980,376

		$11,281,271

Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	59,033	$5,072,115

		$5,072,115

Interactive Media & Services — 10.3%
Alphabet, Inc., Class A(1)	8,421	$12,341,818
Alphabet, Inc., Class C(1)	6,364	9,352,534
Facebook, Inc., Class A(1)	49,048	12,845,671
Twitter, Inc.(1)	59,692	2,656,294

		$37,196,317

Security	Shares	Value
Internet & Direct Marketing Retail — 9.8%
Amazon.com, Inc.(1)	11,230	$35,360,238

		$35,360,238

IT Services — 9.2%
GoDaddy, Inc., Class A(1)	29,745	$2,259,728
PayPal Holdings, Inc.(1)	66,790	13,159,634
Visa, Inc., Class A	89,114	17,820,126

		$33,239,488

Life Sciences Tools & Services — 2.4%
10X Genomics, Inc., Class A(1)	26,459	$3,298,908
Agilent Technologies, Inc.	29,460	2,973,693
Illumina, Inc.(1)	7,378	2,280,392

		$8,552,993

Pharmaceuticals — 2.0%
Eli Lilly & Co.	14,895	$2,204,758
Ipsen S.A.	21,026	2,197,929
Merck & Co., Inc.	33,876	2,810,014

		$7,212,701

Road & Rail — 1.8%
CSX Corp.	28,335	$2,200,779
Uber Technologies, Inc.(1)	64,902	2,367,625
Union Pacific Corp.	9,103	1,792,108

		$6,360,512

Semiconductors & Semiconductor Equipment — 6.7%
Micron Technology, Inc.(1)	127,167	$5,971,763
NVIDIA Corp.	2,818	1,525,158
QUALCOMM, Inc.	97,578	11,482,979
Texas Instruments, Inc.	37,385	5,338,204

		$24,318,104

Software — 19.1%
Adobe, Inc.(1)	31,210	$15,306,320
Intuit, Inc.	21,629	7,055,596
Microsoft Corp.	105,550	22,200,331
Palantir Technologies, Inc., Class A(1)	179,625	1,707,336
SailPoint Technologies Holdings, Inc.(1)	78,854	3,120,253
salesforce.com, inc.(1)	51,978	13,063,111
Zscaler, Inc.(1)	46,001	6,471,881

		$68,924,828

Specialty Retail — 3.5%
AutoZone, Inc.(1)	1,568	$1,846,540
Lowe’s Cos., Inc.	40,668	6,745,194
TJX Cos., Inc. (The)	69,883	3,888,989

		$12,480,723

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	157,556	$18,246,560

		$18,246,560

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	45,391	$5,698,386

		$5,698,386

Total Common Stocks (identified cost $170,864,002)		$362,655,051

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	743,764	$743,764

Total Short-Term Investments (identified cost $743,764)		$743,764

Total Investments — 100.6% (identified cost $171,607,766)		$363,398,815

Other Assets, Less Liabilities — (0.6)%		$(2,239,806)

Net Assets — 100.0%		$361,159,009

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at September 30, 2020.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $743,764, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$891,636	$27,345,026	$(27,493,561)	$734	$(71)	$743,764	$4,573	743,764

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$47,080,513	$—		$—	$47,080,513
Consumer Discretionary	60,929,591	—		—	60,929,591
Consumer Staples	11,451,214	—		—	11,451,214
Financials	9,828,087	—		—	9,828,087
Health Care	59,809,406	2,197,929		—	62,007,335
Industrials	19,615,570	—		—	19,615,570
Information Technology	149,624,432	—		—	149,624,432
Materials	2,118,309	—		—	2,118,309
Total Common Stocks	$360,457,122	$2,197,929	*	$—	$362,655,051
Short-Term Investments	$—	$743,764		$—	$743,764
Total Investments	$360,457,122	$2,941,693		$—	$363,398,815

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.